Other Net Investment Result - Summary Of Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	€ 217	€ 186	€ 89
Non-derivative assets [member] | Applying the fair value option [member]
Disclosure Of Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	74	65	€ 89
Non-derivative assets [member] | Failing the SPPI criteria [member]
Disclosure Of Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	15	13
Non-derivative assets [member] | PH designated [member]
Disclosure Of Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	€ 129	€ 108